Exploration and Evaluation Assets - Texas Lithium Properties (Details) - CAD ($) $ in Thousands		12 Months Ended
	May 07, 2024	Jun. 30, 2024	Jun. 30, 2023
Exploration and Evaluation Assets
Option payments		$ 3,185	$ 4,615
Acquisition costs		27
Exploration costs		29,042	35,613
Decrease in acquisition costs		(12,376)
Decrease in exploration and evaluation assets		(70,378)
Texas Lithium Properties
Exploration and Evaluation Assets
Exploration and evaluation costs		20,976
Option payments		1,634	885
Acquisition costs		27
Exploration costs		19,315	$ 18,175
Decrease in acquisition costs	$ (2,577)	(2,577)
Decrease in exploration and evaluation assets	$ (38,446)	$ (38,446)
Proportion of ownership interest in subsidiary	55.00%